VELA FUNDS

(the “Trust”)

VELA Small Cap Fund

(the “Fund”)

Class A: VESAX

Class I: VESMX

(a series of VELA Funds)

Supplement dated May 28, 2021

to the Summary Prospectus and Prospectus

each dated September 28, 2020, as supplemented

This Supplement updates and supersedes any contrary information contained in the Summary Prospectus and the Prospectus. Effective immediately, Brian Hilderbrand has been added as a portfolio manager for the Fund. Accordingly, effective immediately:

In the subsection entitled “Portfolio Managers” within the section entitled “Portfolio Management” on page 3 of the Summary Prospectus and in the subsection entitled “Portfolio Managers” within the subsection entitled “Portfolio Management” within the section entitled “Fund Summary” on page 5 of the Prospectus, the following Portfolio Manager is added:

Brian Hilderbrand, CFA

Portfolio Manager

Since May 2021

In the subsection entitled “Portfolio Managers” within the section entitled “Management of the Funds” beginning on page 27 of the Prospectus, the following information is added to the portfolio manager table and to the disclosure below the portfolio manager table:

Fund	Portfolio Manager
Small Cap Fund	Brian Hilderbrand, CFA

Brian Hilderbrand, CFA

Research Analyst & Portfolio Manager

Mr. Hilderbrand is a Research Analyst and Co-Portfolio Manager of the Small Cap Strategy. Mr. Hilderbrand joined the Adviser in 2021. Prior to joining the Adviser, he was a Research Analyst at Diamond Hill Capital Management, covering restaurants, recreation, and managed care. Mr. Hilderbrand has industry experience since 2005, including Investment Analyst roles at Homrich Berg and LCG Associates.

Mr. Hilderbrand holds the Chartered Financial Analyst (CFA) designation, an MBA from London Business School, and a B.B.A. in Finance from University of Georgia (magna cum laude).

* * * * *

This supplement provides new information beyond that contained in the Summary Prospectus and the Prospectus, each dated September 28, 2020, as supplemented, and should be read in conjunction with those documents. The Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this supplement for future reference.

VELA FUNDS

(the “Trust”)

VELA Small Cap Fund

(the “Fund”)

Class A: VESAX

Class I: VESMX

(a series of VELA Funds)

Supplement dated May 28, 2021

to the Statement of Additional Information (“SAI”)

dated September 28, 2020, as supplemented

This Supplement updates and supersedes any contrary information contained in the SAI. Effective immediately, Brian Hilderbrand has been added as a portfolio manager for the Fund. Accordingly, effective immediately:

In the subsection entitled “Other Accounts Managed by the Portfolio Managers” within the subsection entitled “Other Portfolio Manager Information” within the section entitled “The Investment Adviser” beginning on page 31 of the SAI, the following information is added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brian Hilderbrand*	0	$0	0	$0	0	$0

* Information for Mr. Hilderbrand is as of May 27, 2021.

* * * * *

This supplement provides new information beyond that contained in the SAI, dated September 28, 2020, as supplemented, and should be read in conjunction with the SAI. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this supplement for future reference.